Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Medigus Ltd.
Trading Symbol	MDGSW
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	316,442,738
Amendment Flag	false
Entity Central Index Key	0001618500
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37381
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	3 HaNechoshet Street, Building B,
Entity Address, Postal Zip Code	6971068
Entity Address, Country	IL
Entity Address, City or Town	Israel
Title of 12(b) Security	Ordinary Shares, of no par value (2) Series C Warrants
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	3 HaNechoshet Street, Building B
Entity Address, Postal Zip Code	6971068
Entity Address, Country	IL
Entity Address, City or Town	Tel Aviv,
Contact Personnel Name	Tali Dinar
Local Phone Number	73-370-4691
City Area Code	+972
Contact Personnel Fax Number	72 260-2249